Earnings per ordinary share	12 Months Ended
Dec. 31, 2023
Earnings per ordinary share
Earnings per ordinary share

20. Earnings per ordinary share

Basic earnings per ordinary share is computed by dividing net income/(loss) attributable to Burford Capital Limited shareholders by the weighted average number of ordinary shares issued and outstanding during the period. Diluted earnings per ordinary share reflects the assumed conversion of all dilutive securities, including, when applicable, RSUs. There were 17,631, 88,330 and 1,959,222 potential ordinary shares related to the Company’s share-based awards excluded from diluted weighted average ordinary shares for each of the years ended December 31, 2023, 2022 and 2021, respectively, as their inclusion would have had an anti-dilutive effect.

The table below sets forth the computation for basic and diluted net income/(loss) attributable to Burford Capital Limited per ordinary share for the periods indicated.

	Years ended December 31,
($ in thousands, except share data)	2023	2022	2021

Net income/(loss) attributable to Burford Capital Limited shareholders	610,522	30,506	(28,751)

Net income/(loss) attributable to Burford Capital Limited shareholders per ordinary share:
Basic	2.79	0.14	(0.13)
Diluted	2.74	0.14	(0.13)

Weighted average ordinary shares outstanding:
Basic	218,865,816	218,757,232	219,049,877
Dilutive effect of share-based awards	4,149,074	3,045,254	-
Diluted	223,014,890	221,802,486	219,049,877